Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	Western Refining, Inc.
Entity Central Index Key	0001339048
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false